Variable interest entities and securitization	12 Months Ended
Dec. 31, 2020
Securitizations And Variable Interest Entities Disclosure [Abstract]
Variable interest entities and securitization	Variable interest entities and securitization
We have variable interests in variable interest entities (“VIEs”), which include investments in retail, institutional and alternative investment funds, including CLO structures in which we provide asset management services, some of which are consolidated.

We earn management fees from these funds as well as performance fees in certain funds and may also provide start-up capital for new funds. The funds are primarily financed by our customers’ investments in the funds’ equity or debt.

Additionally, we invest in qualified affordable housing and renewable energy projects, which are designed to generate a return primarily through the realization of tax credits. The projects, which are structured as limited partnerships and limited liability companies, are also VIEs, but are not consolidated.

The following table presents the incremental assets and liabilities included in the consolidated balance sheet as of Dec. 31, 2020 and Dec. 31, 2019. The net assets of any consolidated VIE are solely available to settle the liabilities of the VIE and to settle any investors’ ownership liquidation requests, including any seed capital we invested in the VIE.

Consolidated investments	Dec. 31, 2020				Dec. 31, 2019
(in millions)	Investment Management funds		Securitization	Total consolidated investments	Investment Management funds		Securitization	Total consolidated investments
Trading assets	$482		$400	$882	$229		$400	$629
Other assets	5		—	5	16		—	16
Total assets	$487	(a)	$400	$887	$245	(b)	$400	$645
Other liabilities	$3		$400	$403	$1		$387	$388
Total liabilities	$3	(a)	$400	$403	$1	(b)	$387	$388
Nonredeemable noncontrolling interests	$143	(a)	$—	$143	$102	(b)	$—	$102
(a)    Includes VMEs with assets of $314 million, liabilities of $3 million and nonredeemable noncontrolling interests of $76 million.
(b)    Includes VMEs with assets of $50 million, liabilities of $1 million and nonredeemable noncontrolling interests of $1 million.

We have not provided financial or other support that was not otherwise contractually required to be provided to our VIEs. Additionally, creditors of any consolidated VIEs do not have any recourse to the general credit of BNY Mellon.

Non-consolidated VIEs

As of Dec. 31, 2020 and Dec. 31, 2019, the following assets and liabilities related to the VIEs where we are not the primary beneficiary were included in our consolidated balance sheets and primarily related to accounting for our investments in qualified affordable housing and renewable energy projects.

The maximum loss exposure indicated in the following table relates solely to our investments in, and unfunded commitments to, the VIEs.

Non-consolidated VIEs	Dec. 31, 2020			Dec. 31, 2019
(in millions)	Assets	Liabilities	Maximum loss exposure	Assets	Liabilities	Maximum loss exposure
Securities – Available-for-sale (a)	$217	$—	$217	$208	$—	$208
Other	2,565	514	3,096	2,400	422	2,822
(a)    Includes investments in the Company’s sponsored CLOs.